Financial Risk Management - Exposure to Interest Rate Risk: Interest Bearing Financial Assets and Liabilities (Detail) - Interest rate risk [member] - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 23,296	¥ 29,902
Financial liabilities	94
Fixed rate [Member] | Short-term borrowings [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	94
Fixed rate [Member] | Japanese government bonds [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	280	280
Fixed rate [Member] | Time deposits [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,577	11,507
Fixed rate [Member] | Loan receivable [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,396	110
Fixed rate [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	18,043	18,005
Variable rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,672
Financial liabilities	23,100	23,000
Variable rate [Member] | Short-term borrowings [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	23,100	¥ 23,000
Variable rate [Member] | Guarantee deposits [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 1,672